DEBT - Long-term Debt schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Oct. 26, 2020	Dec. 31, 2019
DEBT
Total Debt	$ 307,732	$ 285,801		$ 89,905
Less: Unamortized debt issuance costs	(4,391)	(3,338)		(2,988)
Less: Current Maturities of Long-term Debt	(29,232)	(26,118)		(13,197)
Total Long-term Debt	274,109	256,345		73,720
Notes payable under the Company's 2019-1 EETC agreement
DEBT
Total Debt	227,347	227,347		28,280
Face amount	$ 248,587	$ 248,587		$ 248,587
Notes payable under the Company's 2019-1 EETC agreement | Minimum
DEBT
Interest Rate	4.13%	4.13%		4.13%
Notes payable under the Company's 2019-1 EETC agreement | Maximum
DEBT
Interest Rate	6.95%	6.95%		6.95%
Delayed Draw Term Loan Facility
DEBT
Total Debt	$ 68,000
U. S. Department of the Treasury CARES Act Loan
DEBT
Total Debt		$ 45,419
Face amount			$ 45,000
Notes payable to Wilmington Trust Company
DEBT
Total Debt	$ 11,880	$ 12,506
Interest Rate	8.45%	8.45%
Other Notes payable
DEBT
Total Debt	$ 505	$ 529
Interest Rate	5.00%	5.00%